Operating profit (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of operating profit
Operating profit for continuing activities is stated after charging/ (crediting):

	2017		2016		2015
	$M		$M		$M
Research and development expenditure charged to the consolidated income statement	6.9		5.5		5.8
Development capital expenditure included within non-current assets (Note 12)	0.9		2.1		2.5
Total research and development expenditure	7.8		7.6		8.3
Less development expenditure capitalized within non-current assets	(0.9)		(2.1)		(2.5)
Net research and development	6.9		5.5		5.8
Depreciation of property, plant and equipment (Note 11)	16.7		16.7		16.6
Amortization of intangible assets (Note 12)	2.3		1.7		2.2
Loss on disposal of property, plant and equipment	0.1		0.2		—
Operating lease expense (Note 26)	5.1		4.8		5.6
Restructuring and other expense (Note 5)	21.6	—	2.2	—	22.4
Net foreign exchange gains	—	—	(0.7)		(0.6)
Staff costs (Note 6)	121.3		111.7		119.3
Cost of inventories recognized as expense	282.9		287.3		316.2